20. Employees benefits (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SummaryOfEmployeeBenefitsLineItems [Line Items]
Actuarial gains/(losses) on obligations	R$ (790,473)	R$ (124,971)	R$ 357,046
Actuarial gains/(losses) recorded as other comprehensive income	445,206	113,869	52,083
Total gains/(losses)	(345,267)	(11,102)	409,129
Deferred income tax and social contribution - G1 Plan	(17,792)	108	(121,582)
Valuation adjustments to equity	(363,059)	(10,994)	287,547
G1 Plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Actuarial gains/(losses) on obligations	(392,876)	(114,188)	305,511
Actuarial gains/(losses) recorded as other comprehensive income	445,206	113,869	52,083
Total gains/(losses)	52,330	(319)	357,594
Deferred income tax and social contribution - G1 Plan	(17,792)	108	(121,582)
Valuation adjustments to equity	34,538	(211)	236,012
G0 Plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Actuarial gains/(losses) on obligations	(397,597)	(10,783)	51,535
Actuarial gains/(losses) recorded as other comprehensive income	0	0	0
Total gains/(losses)	(397,597)	(10,783)	51,535
Deferred income tax and social contribution - G1 Plan	0	0	0
Valuation adjustments to equity	R$ (397,597)	R$ (10,783)	R$ 51,535